American Funds Insurance Series® Prospectus Supplement January 2, 2024 (for Class 1, Class 1A, Class 2 and Class 4 shares prospectuses each dated May 1, 2023, as supplemented to date)

1. The following is added to the subsection titled “Management and organization – The Capital SystemTM” in the Global Growth Fund section of the prospectus:

Matt Hochstetler, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Matt has 25 years of experience in total (10 years with Capital Research and Management Company or affiliate). He has less than one year of experience in managing the fund.

Jonathan Knowles no longer manages money in the fund.

2. The following is added to the subsection titled “Management and organization – The Capital SystemTM” in the New World Fund section of the prospectus:

Matt Hochstetler, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Matt has 25 years of experience in total (10 years with Capital Research and Management Company or affiliate). He has five years of experience in managing the fund.

Jonathan Knowles no longer manages money in the fund.

3. The following is added to the subsection titled “Management and organization – The Capital SystemTM” in the Capital Income Builder section of the prospectus:

William L. Robbins, Partner, Capital International Investors, serves as an equity portfolio manager for the fund. William has 32 years of experience in total (29 years with Capital Research and Management Company or affiliate). He has four years of experience in managing the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-133-0124O CGD/8024-S99051

American Funds Insurance Series®

Statement of Additional

Information Supplement

January 2, 2024

(for Class 1, Class 1A, Class 2 and Class 4 shares statement of additional information dated May 1, 2023, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to the funds listed below to read as follows. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Global Growth Fund
Patrice Collette	4	$119.4	4	$14.73	1	$0.17
Matt Hochstetler	3	$52.7	1	$0.41	None
Roz Hongsaranagon	2	$60.5	None		None
Piyada Phanaphat	3	$53.5	1	$0.42	None
New World Fund
Bradford F. Freer	5	$132.1	1	$0.42	None
Matt Hochstetler	3	$56.5	1	$0.41	None
Dawid Justus	1	$46.0	2	$8.55	None
Carl M. Kawaja	3	$371.4	4	$13.41	None
Winnie Kwan	5	$171.5	3	$1.21	1	$0.06
Robert W. Lovelace	2	$150.7	6	$15.40	17[3]	$6.91
Piyada Phanaphat	1	$46.0	1	$0.42	None
Akira Shiraishi	1	$46.0	3	$1.13	12[4]	$6.21
Kirstie Spence	3	$56.1	7	$4.25	5	$1.95
Tomonori Tani	1	$46.0	1	$0.42	None
Lisa Thompson	4	$61.7	4	$0.80	4	$0.38
Christopher Thomsen	4	$184.3	2	$2.32	1	$0.06
Capital Income Builder
Aline Avzaradel	2	$203.7	5	$1.62	None
Alfonso Barroso	5	$227.9	5	$2.00	None
Grant L. Cambridge	3	$289.9	9	$3.66	113	$12.32
Charles E. Ellwein	4	$220.5	3	$1.35	None
David A. Hoag	7	$413.8	4	$9.42	None
Winnie Kwan	5	$173.5	3	$1.21	1	$0.06
James B. Lovelace	4	$291.3	6	$2.19	None
Fergus N. MacDonald	8	$235.4	4	$1.18	None
Caroline Randall	2	$218.9	3	$0.95	None
William L. Robbins	23	$287.9	4	$1.40	1,466	$22.25
Steven T. Watson	6	$228.1	8	$16.71	759[6]	$25.60
Philip Winston	6	$110.9	11	$6.18	876[3]	$23.67

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-128-0124O CGD/8024-S98493

American Funds Insurance Series®

Portfolio Series

Prospectus Supplement

January 2, 2024

(for Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2 shares prospectuses dated May 1, 2023, as supplemented to date)

The following information is added under the heading “Portfolio management for the funds” in the “Management and organization” section of the prospectus:

Brittain Ezzes, Vice President, Capital Research Global Investors, serves as a member of the Portfolio Solutions Committee for the fund. Brittain has 26 years of experience in total (2 years with Capital Research and Management Company or affiliate). She has less than one year of experience in managing the fund.

William L. Robbins no longer manages money in the fund.

Keep this supplement with your prospectus.

Lit. No. INS8BS-022-0124P CGD/8024-S99052

American Funds Insurance Series®

Portfolio Series

Statement of Additional
Information Supplement

January 2, 2024

(for Class 1, 1A, 2, 4, P1 and P2 shares statement of additional information dated May 1, 2023)

The first table under the heading “Investment professional fund holdings and management of other accounts” in the “Management of the Series” section is amended to read as follows. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
American Funds Global Growth Portfolio
Alan N. Berro	24	$446.3	3	$3.52	None
Michelle J. Black	18	$296.0	1	$8.43	None
Brittain Ezzes	15	$65.8	None		None
Samir Mathur	18	$296.0	1	$8.43	None
Wesley K. Phoa	18	$296.0	1	$8.43	None
John R. Queen	21	$436.7	3	$2.70	113	$0.45
Andrew B. Suzman	19	$327.4	2	$3.00	None
American Funds Growth and Income Portfolio
Alan N. Berro	24	$446.2	3	$3.52	None
Michelle J. Black	18	$295.8	1	$8.43	None
Brittain Ezzes	15	$65.5	None		None
Samir Mathur	18	$295.8	1	$8.43	None
Wesley K. Phoa	18	$295.8	1	$8.43	None
John R. Queen	21	$436.5	3	$2.70	113	$0.45
Andrew B. Suzman	19	$327.2	2	$3.00	None
American Funds Managed Risk Growth Portfolio
Alan N. Berro	24	$444.8	3	$3.52	None
Michelle J. Black	18	$294.5	1	$8.43	None
Brittain Ezzes	15	$64.3	None		None
Samir Mathur	18	$294.5	1	$8.43	None
Wesley K. Phoa	18	$294.5	1	$8.43	None
John R. Queen	21	$435.2	3	$2.70	113	$0.45
Andrew B. Suzman	19	$325.9	2	$3.00	None
American Funds Managed Risk Growth and Income Portfolio
Alan N. Berro	24	$445.1	3	$3.52	None
Michelle J. Black	18	$294.8	1	$8.43	None
Brittain Ezzes	15	$64.6	None		None
Samir Mathur	18	$294.8	1	$8.43	None
Wesley K. Phoa	18	$294.8	1	$8.43	None
John R. Queen	21	$435.5	3	$2.70	113	$0.45
Andrew B. Suzman	19	$326.2	2	$3.00	None
American Funds Managed Risk Global Allocation Portfolio
Alan N. Berro	24	$446.0	3	$3.52	None
Michelle J. Black	18	$295.7	1	$8.43	None
Brittain Ezzes	15	$65.5	None		None
Samir Mathur	18	$295.7	1	$8.43	None
Wesley K. Phoa	18	$295.7	1	$8.43	None
John R. Queen	21	$436.4	3	$2.70	113	$0.45
Andrew B. Suzman	19	$327.1	2	$3.00	None

Keep this supplement with your statement of additional information.

Lit. No. INP8BS-043-0124O CGD/8024-S99053